Revenue (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) Channel Point	Dec. 31, 2018 USD ($)
Revenue Concentration [Abstract]
Number of revenue channels | Channel	2
Revenue	$ 15,577,000	$ 14,785,000
Maximum [Member]
Revenue Concentration [Abstract]
Product returns	$ 400,000	$ 700,000
Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	10.00%	10.00%
Shipping Cost [Member]
Revenue Concentration [Abstract]
Revenue	$ 700,000	$ 900,000
Cost of revenue	$ 2,300,000	2,500,000
Directly to Consumer [Member]
Revenue Concentration [Abstract]
Number of points received by customers for every $1 spent | Point	12
Dollar amount of gift card received for every 500 points earned	$ 5
Estimated redemption rate of loyalty points earned	37.00%
Dollar amount of loyalty program awards earned but not redeemed	$ 200,000
Revenue		0
Directly to Consumer [Member] | Maximum [Member]
Revenue Concentration [Abstract]
Dollar amount of loyalty program awards earned but not redeemed		$ 100,000
Revenue	$ 200,000
Directly to Consumer [Member] | Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	89.00%
Wholesale [Member] | Revenues [Member]
Revenue Concentration [Abstract]
Concentration risk percentage	11.00%